VIA EDGAR

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

Re:  Rule 24f-2 Notice for
     Benham Target Maturities Trust
     1940 Act File No. 811-4165
     1933 Act File No. 2-94608

Ladies and Gentlemen:

     Pursuant to Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 promulgated thereunder, I submit the following pages of a Rule 24f-2 report. The required filing fee was sent via Federal Funds Wire to SEC account number 910-8739 with Mellon Bank on November 14, 1995.


Sincerely,

/s/Tina M. Ritko
Tina M. Ritko
Legal Assistant

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:  Benham Target Maturities Trust
                                      1665 Charleston Road
                                      Mountain View, CA 94043

2.       Name of each series or class of funds for which this notice is filed:

         Benham Target Maturities 1995
         Benham Target Maturities 2000
         Benham Target Maturities 2005
         Benham Target Maturities 2010
         Benham Target Maturities 2015
         Benham Target Maturities 2020

3.       Investment Company Act File Number:  811-4165

         Securities Act File Number:  2-94608


4.       Last day of fiscal year for which this notice is filed: September 30,
         1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: Not Applicable


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): Not Applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: Not Applicable


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: Not Applicable


9.       Number and aggregate  sale price of  securities  sold during the fiscal
         year:  51,735,462        $1,247,123,106


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                50,924,087           $1,214,170,177


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                  811,375        $32,952,929

12.      Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during the
               fiscal year in reliance on rule 24f-2 (from Item 10):            $ 1,214,170,177

         (ii)  Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11), if
               applicable):                                                     +    32,952,929

         (iii) Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):                          -   702,968,717

         (iv)  Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable):                          +     N/A

         (v)   Net aggregate  price of securities  sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):              544,154,389

         (vi)  Multiplier prescribed by Section 6(b) of the Securities
               Act of 1933 or other applicable law or regulation
               (see Instruction C.6):                                           x        .0002

                                                                                ----------------
         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:          $     108,830.87
                                                                                ================




Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                               [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         November 14, 1995

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/Douglas A. Paul, General Counsel
                                    Douglas A. Paul, General Counsel



         Date  11/14/95

  *Please print the name and title of the signing officer below the signature.

November 14, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:      Rule 24f-2 Notice for Benham Target Maturities Trust
         1940 Act File No. 811-4165
         1933 Act File No. 2-94608


Ladies and Gentlemen:

     I am counsel to Benham Target Maturities Trust and as such, I am generally familiar with its affairs. Based upon that familiarity, and upon the examination of such documents as I deemed relevant, it is my opinion that the shares of Benham Target Maturities Trust described in the Rule 24f-2 Notice dated November 14, 1995, with respect to the year ended September 30, 1995, were legally issued, fully paid and non-assessable.

     I hereby consent to the inclusion of this opinion with the filing of the attached 24f-2 Notice for the fiscal year ended September 30, 1995.

Sincerely,

BENHAM TARGET MATURITIES TRUST

/s/Douglas A. Paul
Douglas A. Paul